401(k) Plan - Additional Information (Details) - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Four Hundred And One K Plan
Defined contribution plan, Employer discretionary contribution amount	$ 0	$ 0